Income Taxes - Deferred Tax Assets and Liabilities by Balance Sheet Classification (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Deferred Tax Assets, Net, Classification [Abstract]
Deferred tax assets	$ 233,900	$ 207,194
Deferred tax liabilities	(1,472)	(2,240)
Total net deferred tax assets	$ 232,428	$ 204,954